Advances repayable - Summary of Information on Other Outstanding Advances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Amounts received prior years		€ 18,431
Amounts received, Previous years	€ 26,696
Amounts received	1,320	2,808
Amounts received Cumulated cashed in	22,559
To receive in 2018 and beyond	2,623
Amount reimbursed (cumulative)	€ 2,859
5160 [member]
Disclosure of financial liabilities [line items]
Project	C-Cure
Amounts received prior years		2,920
Amounts received, Previous years	€ 2,920
Amounts received Cumulated cashed in	€ 2,920
Status	Abandoned
Amount reimbursed (cumulative)	€ 0
5731 [member]
Disclosure of financial liabilities [line items]
Project	C-Cure
Amounts received prior years		3,400
Amounts received, Previous years	€ 3,400
Amounts received Cumulated cashed in	€ 3,400
Status	Abandoned
Amount reimbursed (cumulative)	€ 0
5914 [member]
Disclosure of financial liabilities [line items]
Project	C-Cure
Amounts received prior years		687
Amounts received, Previous years	€ 700
Amounts received Cumulated cashed in	€ 687
Status	Abandoned
Amount reimbursed (cumulative)	€ 180
5915 [member]
Disclosure of financial liabilities [line items]
Project	C-Cathez
Amounts received prior years		910
Amounts received, Previous years	€ 910
Amounts received Cumulated cashed in	€ 910
Status	Exploitation
Amount reimbursed (cumulative)	€ 390
5951 [member]
Disclosure of financial liabilities [line items]
Project	Industrialization
Amounts received prior years		866
Amounts received, Previous years	€ 1,470
Amounts received Cumulated cashed in	€ 866
Status	Abandoned
Amount reimbursed (cumulative)	€ 0
6003 [member]
Disclosure of financial liabilities [line items]
Project	C-Cure
Amounts received prior years		1,715
Amounts received, Previous years	€ 1,729
Amounts received Cumulated cashed in	€ 1,715
Status	Abandoned
Amount reimbursed (cumulative)	€ 0
6230 [member]
Disclosure of financial liabilities [line items]
Project	C-Cure
Amounts received prior years		1,084
Amounts received, Previous years	€ 1,084
Amounts received Cumulated cashed in	€ 1,084
Status	Abandoned
Amount reimbursed (cumulative)	€ 0
6363 [member]
Disclosure of financial liabilities [line items]
Project	C-Cure
Amounts received prior years		1,126
Amounts received, Previous years	€ 1,140
Amounts received Cumulated cashed in	€ 1,126
Status	Abandoned
Amount reimbursed (cumulative)	€ 1,536
6548 [member]
Disclosure of financial liabilities [line items]
Project	Industrialization
Amounts received prior years		541
Amounts received, Previous years	€ 660
Amounts received Cumulated cashed in	€ 541
Status	Abandoned
Amount reimbursed (cumulative)	€ 0
6633 [member]
Disclosure of financial liabilities [line items]
Project	C-Cathez
Amounts received prior years		1,020
Amounts received, Previous years	€ 1,020
Amounts received Cumulated cashed in	€ 1,020
Status	Exploitation
Amount reimbursed (cumulative)	€ 153
6646 [member]
Disclosure of financial liabilities [line items]
Project	Proteins
Amounts received prior years		450
Amounts received, Previous years	€ 1,200
Amounts received Cumulated cashed in	€ 450
Status	Abandoned
Amount reimbursed (cumulative)	€ 450
7027 [member]
Disclosure of financial liabilities [line items]
Project	C-Cathez
Amounts received prior years		2,232
Amounts received, Previous years	€ 2,500
Amounts received		268
Amounts received Cumulated cashed in	€ 2,500
Status	Exploitation
Amount reimbursed (cumulative)	€ 150
7246 [member]
Disclosure of financial liabilities [line items]
Project	C-Cure
Amounts received prior years		1,480
Amounts received, Previous years	€ 2,467
Amounts received	247	740
Amounts received Cumulated cashed in	€ 2,467
Status	Abandoned
Amount reimbursed (cumulative)	€ 0
7502 [member]
Disclosure of financial liabilities [line items]
Project	CAR-T Cell
Amounts received, Previous years	€ 2,000
Amounts received	200	€ 1,800
Amounts received Cumulated cashed in	€ 2,000
Status	Research
Amount reimbursed (cumulative)	€ 0
7685 [member]
Disclosure of financial liabilities [line items]
Project	THINK
Amounts received, Previous years	€ 3,496
Amounts received	873
Amounts received Cumulated cashed in	873
To receive in 2018 and beyond	€ 2,623
Status	Research
Amount reimbursed (cumulative)	€ 0